UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/11

Item 1.  Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2011

1-888-9-BUYPSI

(1-888-928-9774)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder:

We are pleased to present the semi-annual report for the four Portfolio Strategies, Inc. (PSI) mutual funds ending December 31, 2011.

Over the last several years, we have seen the volatility of most markets increase significantly. We think these fluctuations will continue and investors will be well served to find investments that can react to this volatility. Our goal is to help investors with investments that can lower their portfolios correlation to the overall markets and provide the opportunity for gains. To that end, we have created four different funds to achieve that goal: PSI Market Neutral Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund and PSI Total Return Fund.

Here is a brief overview of each fund:

Market Neutral Fund:  FXMAX

Investment Strategy

The Market Neutral Fund employs a market neutral trading model designed to exploit market anomalies that have historically caused a predictable pattern of leadership rotation among major stock indices and sectors that has been repeated month after month. Unlike typical investment strategies that are correlated to the markets and may suffer significant declines during periods of adverse market volatility, the Market Neutral Fund seeks positive absolute returns with less volatility than the S&P 500 Index.

The return for the Market Neutral Fund was -11.52% in the trailing six-month period and -8.36% year-to-date ending 12/31/2011.

Total Return Fund: FXBAX

Investment Strategy

The Total Return Fund seeks to provide conservative growth using primarily fixed-income investments.

Total Return attempts to mitigate risk by trying to capture intermediate time-frame movements in the U.S. 30-year government bond and the U.S. dollar in both rising and falling markets.

The return of the Total Return Fund was -0.81% for the semi-annual reporting period ending 12/31/2011, -0.31% year-to-date.

Strategic Growth Fund: FXSAX

Investment Strategy

The Strategic Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to make gains in up markets. Their secondary goal is to prevent major losses during market downturns. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bull markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by strategically participating in up markets. The Strategic Growth Fund uses a variety of active management techniques to reallocate assets in response to market change.

The return for the Strategic Growth Fund was -11.51% in the trailing six-month period and -12.07% year-to-date ending 12/31/2011.

Tactical Growth Fund:  FXTAX

Investment Strategy

The Tactical Growth Fund provides investors with a combination of money managers in one account. The primary goal of the managers is to prevent major losses during market downturns. Their secondary goal is to make gains in up markets. The purpose of the fund is to achieve a blend of managers idealized for a client’s risk level.

Manager performance is monitored regularly. Inclusion in the fund is based on a history of adding value to a client’s account by capturing the majority of gains in bear markets.

By combining multiple managers, the fund attempts to create a portfolio that stabilizes investment returns, allowing a client to achieve long-term returns by avoiding major down markets. The Tactical Growth Fund uses a variety of active management techniques to reallocate assets in response to market change. The fund may lag market performance in up markets, seeking slower steady gains, while keeping more earnings by missing large market corrections.

The return of the Tactical Growth Fund for the six months reporting period ending 12/31/2011 was -11.49% and -10.42% year-to-date.

We continue to have confidence that over-exposure to mutual funds such as ours can help to protect assets during this potentially volatile period. With that said, we strongly suggest that you meet with your financial advisor to discuss your portfolio to help meet your individual investment needs and your future goals relative to you risk-tolerance level.

Thank you for your continued confidence and support.

Sincerely,

David Jajewski

President

Definition

S&P 500 Index: The S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. You cannot invest directly in an index.

0275-NLD-2/16/2012

PSI Market Neutral Fund

PORTFOLIO REVIEW

December 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2011
PSI Market Neutral Fund – Class A	-11.52%	-8.36%	-4.80%
PSI Market Neutral Fund – Class A with load	-16.63%	-13.67%	-8.87%
S&P 500 Total Return Index	-3.69%	2.11%	15.22%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2011:

% of Net Assets
Exchange Traded Funds	88.4%
Mutual Funds	4.7%
Other, Cash & Cash Equivalents	6.9%
100.0%

                  See accompanying notes to financial statements.

PSI Total Return Fund

PORTFOLIO REVIEW

December 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2011
PSI Total Return Fund – Class A	-0.81%	-0.31%	-0.87%
PSI Total Return Fund – Class A with load	-6.49%	-6.04%	-5.11%
Barclays Aggregate Bond Index	4.98%	7.84%	5.10%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2011:

% of Net Assets
Exchange Traded Funds	50.0%
Exchange Traded Notes	20.6%
Mutual Funds	18.8%
Other, Cash & Cash Equivalents	10.6%
100.0%

                  See accompanying notes to financial statements.

PSI Strategic Growth Fund

PORTFOLIO REVIEW

December 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2011
PSI Strategic Growth Fund – Class A	-11.51%	-12.07%	-1.12%
PSI Strategic Growth Fund – Class A with load	-16.58%	-17.15%	-5.34%
S&P 500 Total Return Index	-3.69%	2.11%	15.22%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2011:

% of Net Assets
Exchange Traded Funds	68.6%
Exchange Traded Note	22.8%
Mutual Funds	6.6%
Other, Cash & Cash Equivalents	2.0%
100.0%

                  See accompanying notes to financial statements.

PSI Tactical Growth Fund

PORTFOLIO REVIEW

December 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending December 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - December 31, 2011
PSI Tactical Growth Fund – Class A	-11.49%	-10.42%	-1.92%
PSI Tactical Growth Fund – Class A with load	-16.56%	-15.54%	-6.11%
S&P 500 Total Return Index	-3.69%	2.11%	15.22%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

Portfolio Composition as of December 31, 2011:

% of Net Assets
Exchange Traded Funds	59.5%
Exchange Traded Notes	20.8%
Mutual Funds	16.2%
Other, Cash & Cash Equivalents	3.5%
100.0%

                  See accompanying notes to financial statements.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 88.4%
	COMMODITY FUND - 3.5%
72,838	ProShares UltraShort Gold *	$ 1,442,921

	LARGE CAP GROWTH - 65.5%
427,844	ProShares Short Russell2000 *	12,698,410
114,978	SPDR Dow Jones Industrial Average ETF Trust	14,010,069
		26,708,479
	SPECIALTY FUNDS - 19.4%
50,613	SPDR Consumer Discretionary Select Sector Fund	1,974,919
60,895	SPDR Consumer Staples Select Sector Fund	1,978,479
109,851	SPDR Utilities Select Sector Fund	3,952,439
		7,905,837

	TOTAL EXCHANGE TRADED FUNDS (Cost $36,037,104)	36,057,237

	MUTUAL FUNDS - 4.7%
	ASSET ALLOCATION FUND - 4.7%
202,128	Palmer Square Absolute Return Fund (Cost $1,900,000) *	1,924,255

	SHORT-TERM INVESTMENTS - 6.9%
	MONEY MARKET FUND - 6.9%
2,829,006	HighMark Diversified Money Market Fund, 0.00% **
	(Cost $2,829,006)	2,829,006

	TOTAL INVESTMENTS (Cost $40,766,110) (a) - 100.0%	$ 40,810,498
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(14,259)
	NET ASSETS - 100.0%	$ 40,796,239

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 81,118
	Unrealized Depreciation:	(36,730)
	Net Unrealized Appreciation:	$ 44,388

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 50.0%
	ASSET ALLOCATION FUND - 22.7%
358,299	PowerShares DB US Dollar Index Bullish Fund *	$ 8,050,979

	DEBT FUND - 27.3%
41,644	iShares Barclays 1-3 Year Treasury Bond Fund	3,518,918
50,896	iShares Barclays 20+ Year Treasury Bond Fund	6,171,140
		9,690,058

	TOTAL EXCHANGE TRADED FUNDS (Cost $17,736,336)	17,741,037

	MUTUAL FUNDS - 18.8%
	BOND FUNDS - 16.0%
158,241	Dreyfus Bond Market Index Fund	1,737,489
78,241	Loomis Sayles Global Bond Fund	1,288,632
122,372	Managers Fixed Income Fund	1,326,516
120,113	PIMCO Total Return Fund	1,305,633
		5,658,270
	DEBT FUND - 2.8%
68,486	MFS Emerging Markets Debt Fund	994,414

	TOTAL MUTUAL FUNDS (Cost $6,675,003)	6,652,684

Par Amount
	EXCHANGE TRADED NOTES - 20.6%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,826,468
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,355,751
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,102,800
	TOTAL EXCHANGE TRADED NOTES (Cost $7,611,014)	7,285,019
Shares
	SHORT-TERM INVESTMENTS - 5.9%
	MONEY MARKET FUND - 5.9%
2,081,790	HighMark Diversified Money Market Fund, 0.00% **
	(Cost $2,081,790)	2,081,790

	TOTAL INVESTMENTS (Cost $34,104,143) (a) - 95.3%	$ 33,760,530
	ASSETS IN EXCESS OF OTHER LIABILITIES - 4.7%	1,676,906
	NET ASSETS - 100.0%	$ 35,437,436

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 195,618
	Unrealized Depreciation:	(539,231)
	Net Unrealized Depreciation:	$ (343,613)

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares			Value

	EXCHANGE TRADED FUNDS - 68.6%
	ASSET ALLOCATION FUND - 4.7%
38,958	PowerShares DB US Dollar Index Bullish Fund *		$ 875,386

	EQUITY FUNDS - 21.0%
35,009	iShares Russell 1000 Growth Index Fund		2,023,171
26,747	iShares Russell 1000 Index Fund		1,855,439
			3,878,610
	LARGE CAP GROWTH - 30.0%
14,176	Powershares QQQ Trust Series 1		791,446
22,164	SPDR Dow Jones Industrial Average ETF Trust		2,700,683
16,237	SPDR S&P 500 ETF Trust		2,037,744
			5,529,873
	SMALL CAP GROWTH - 3.4%
8,499	iShares Russell 2000 Index Fund		626,291

	SPECIALTY FUNDS - 9.5%
26,907	Consumer Staples Select Sector SPDR Fund		874,208
24,279	Utilities Select Sector SPDR Fund		873,558
			1,747,766

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,441,179)		12,657,926

	MUTUAL FUNDS - 6.6%
	ALTERNATIVE INVESTMENT - 2.2%
42,324	AQR Managed Futures Strategy Fund		405,043

	ASSET ALLOCATION FUND - 2.2%
41,000	Eaton Vance Global Macro Absolute Return Fund		402,620

	BOND FUNDS - 2.2%
62,051	PIMCO Commodity RealReturn Strategy Fund		405,815

	TOTAL MUTUAL FUNDS (Cost $1,388,737)		1,213,478

	EXCHANGE TRADED NOTE - 22.8%
	BANKS - 22.8%
4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *
	(Cost $4,442,140)		4,205,600

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2011 (Unaudited)
Shares			Value
	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
77,593	HighMark Diversified Money Market Fund, 0.00% **
	(Cost $77,593)		$ 77,593

	TOTAL INVESTMENTS (Cost $18,349,649) (a) - 98.4%		$ 18,154,597
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.6%		281,478
	NET ASSETS - 100.0%		$ 18,436,075

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 226,360
		Unrealized Depreciation:	(421,412)
		Net Unrealized Depreciation:	$ (195,052)

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 59.5%
	DEBT FUND - 6.2%
12,349	iShares Barclays Aggregate Bond Fund	$ 1,361,477

	EMERGING MARKETS - 1.0%
5,987	iShares MSCI Emerging Markets Index Fund	227,147

	EQUITY FUND - 18.9%
18,500	iShares Russell 1000 Growth Index Fund	1,069,115
17,182	iShares Russell 2000 Growth Index Fund	1,447,240
5,262	SPDR Consumer Discretionary Select Sector Fund	205,323
22,740	Vanguard Small-Cap Value ETF	1,425,116
		4,146,794
	INTERNATIONAL FUND - 1.0%
4,603	iShares MSCI EAFE Index Fund	227,987

	LARGE CAP GROWTH - 28.6%
19,923	Powershares QQQ Trust Series 1	1,112,301
33,040	SPDR Dow Jones Industrial Average ETF Trust	4,025,924
8,939	SPDR S&P 500 ETF Trust	1,121,845
		6,260,070
	SPECIALTY FUNDS - 3.8%
12,660	SPDR Consumer Staples Select Sector Fund	411,323
11,419	SPDR Utilities Select Sector Fund	410,856
		822,179

	TOTAL EXCHANGE TRADED FUNDS (Cost $13,018,140)	13,045,654

	MUTUAL FUNDS - 16.2%
	ASSET ALLOCATION FUND - 16.2%
225,001	KCM Macro Trends Fund *	2,223,006
28,821	Permanent Portfolio	1,328,376

	TOTAL MUTUAL FUNDS (Cost $4,024,903)	3,551,382

	EXCHANGE TRADED NOTES - 20.8%
	BANKS - 20.8%
2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,451,196
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,102,800

	TOTAL EXCHANGE TRADED NOTES (Cost $4,672,153)	4,553,996

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2011 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
207,439	HighMark Diversified Money Market Fund, 0.00% **
	(Cost $207,439)	$ 207,439

	TOTAL INVESTMENTS (Cost $21,922,635) (a) - 97.4%	$ 21,358,471
	ASSETS IN EXCESS OF OTHER LIABILITIES - 2.6%	547,998
	NET ASSETS - 100.0%	$ 21,906,469

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2011.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 92,221
	Unrealized Depreciation:	(656,385)
	Net Unrealized Depreciation:	$ (564,164)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 40,766,110	$ 34,104,143	$ 18,349,649	$ 21,922,635
At value	$ 40,810,498	$ 33,760,530	$ 18,154,597	$ 21,358,471
Receivable for securities sold	36,060,676	2,252,567	3,744,141	3,463,567
Receivable for Fund shares sold	148,079	168,156	44,977	95,200
Dividends and interest receivable	30,204	32,009	19,478	10,651
Prepaid expenses and other assets	14,119	17,991	18,058	18,255
TOTAL ASSETS	77,063,576	36,231,253	21,981,251	24,946,144

LIABILITIES
Payable for securities purchased	36,037,104	700,392	3,499,468	2,939,916
Payable for Fund shares redeemed	161,643	31,846	376	52,568
Investment advisory fees payable	33,315	26,652	12,972	16,601
Fees payable to other affiliates	9,607	11,013	11,686	9,113
Distribution (12b-1) fees payable	8,329	7,189	3,928	4,555
Shareholder servicing fees payable	4,997	4,313	2,357	2,733
Accrued expenses and other liabilities	12,342	12,412	14,389	14,189
TOTAL LIABILITIES	36,267,337	793,817	3,545,176	3,039,675
NET ASSETS	$ 40,796,239	$ 35,437,436	$ 18,436,075	$ 21,906,469

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 45,112,013	$ 36,343,379	$ 20,766,226	$ 24,082,013
Accumulated net investment income (loss)	(95,435)	44,084	74,474	(82,250)
Accumulated net realized loss from
security transactions	(4,264,727)	(606,414)	(2,209,573)	(1,529,130)
Net unrealized appreciation (depreciation)
of investments	44,388	(343,613)	(195,052)	(564,164)
NET ASSETS	$ 40,796,239	$ 35,437,436	$ 18,436,075	$ 21,906,469

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 40,796,239	$ 35,437,436	$ 18,436,075	$ 21,906,469
Shares of beneficial interest outstanding	4,470,966	3,637,185	2,032,199	2,351,304
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 9.12	$ 9.74	$ 9.07	$ 9.32
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 9.68	$ 10.34	$ 9.63	$ 9.89

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2011 (Unaudited)

	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 269,609	$ 323,199	$ 286,525	$ 136,882
Interest	254	674	150	556
TOTAL INVESTMENT INCOME	269,863	323,873	286,675	137,438

EXPENSES
Investment advisory fees	195,209	144,076	112,141	112,403
Distribution (12b-1) fees	48,802	40,021	28,035	28,101
Shareholder servicing fees	29,281	24,013	16,821	16,860
Administrative services fees	23,331	23,510	23,468	23,378
Accounting services fees	13,413	12,711	12,091	12,020
Transfer agent fees	9,393	9,549	8,773	9,355
Registration fees	6,748	9,521	9,148	8,612
Professional fees	5,644	8,467	7,174	5,346
Trustees' fees	2,615	2,614	2,300	2,344
Custodian fees	2,528	2,664	2,577	2,528
Compliance officer fees	1,526	2,940	1,993	904
Printing expenses	741	2,162	1,643	385
Other expenses	1,399	1,208	1,019	1,053
TOTAL EXPENSES	340,630	283,456	227,183	223,289
Less: Fees waived/expenses reimbursed by Advisor	-	(3,834)	(15,091)	(10,325)
Plus: Recaptured fees waived/expenses reimbursed	24,668	-	-	-
NET EXPENSES	365,298	279,622	212,092	212,964

NET INVESTMENT INCOME (LOSS)	(95,435)	44,251	74,583	(75,526)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) from security transactions	(4,242,512)	106,164	(2,203,987)	(1,459,830)
Distributions of realized gains by underlying
investment companies	-	23,492	2,995	8,518
Total net realized gain	(4,242,512)	129,656	(2,200,992)	(1,451,312)
Net change in unrealized appreciation (depreciation)
on investments	(367,753)	(366,327)	(768,581)	(1,091,428)

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(4,610,265)	(236,671)	(2,969,573)	(2,542,740)

NET DECREASE IN NET ASSETS	$ (4,705,700)	$ (192,420)	$ (2,894,990)	$ (2,618,266)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market		PSI Total
	Neutral Fund		Return Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2011	Period Ended	December 31, 2011	Period Ended
	(Unaudited)	June 30, 2011 (a)	(Unaudited)	June 30, 2011 (a)
FROM OPERATIONS
Net investment income (loss)	$ (95,435)	$ (131,056)	$ 44,251	$ 500,415
Net realized gain (loss) from security transactions	(4,242,512)	920,418	106,164	(774,275)
Distributions of realized gains by underlying
investment companies	-	-	23,492	36,791
Net change in unrealized appreciation (depreciation)
of investments	(367,753)	412,141	(366,327)	22,714
Net increase (decrease) in net assets resulting from operations	(4,705,700)	1,201,503	(192,420)	(214,355)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	-	(213,574)	(289,861)
From net realized gains	(517,550)	(298,193)	-	-
Net decrease in net assets from distributions to shareholders	(517,550)	(298,193)	(213,574)	(289,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,055,220	52,319,674	24,919,994	54,546,036
Net asset value of shares issued in reinvestment
of distributions	510,369	298,193	213,574	289,861
Redemption fee proceeds	-	16,730	-	2,641
Payments for shares redeemed	(13,815,707)	(13,268,300)	(31,105,503)	(12,518,957)
Net increase (decrease) in net assets from
shares of beneficial interest	5,749,882	39,366,297	(5,971,935)	42,319,581

TOTAL INCREASE (DECEASE) IN NET ASSETS	526,632	40,269,607	(6,377,929)	41,815,365

NET ASSETS
Beginning of Period	40,269,607	-	41,815,365	-
End of Period*	$ 40,796,239	$ 40,269,607	$ 35,437,436	$ 41,815,365
* Includes accumulated net investment income (loss) of:	$ (95,435)	$ -	$ 44,084	$ 213,407

SHARE ACTIVITY
Class A:
Shares Sold	1,988,297	5,131,420	2,536,194	5,468,443
Shares Reinvested	55,295	29,583	21,927	29,578
Shares Redeemed	(1,430,509)	(1,303,120)	(3,154,539)	(1,264,418)
Net increase (decrease) in shares of
beneficial interest outstanding	613,083	3,857,883	(596,418)	4,233,603

(a) The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Strategic		PSI Tactical
	Growth Fund		Growth Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2011	Period Ended	December 31, 2011	Period Ended
	(Unaudited)	June 30, 2011 (a)	(Unaudited)	June 30, 2011 (a)
FROM OPERATIONS
Net investment income (loss)	$ 74,583	$ 104,123	$ (75,526)	$ (104,643)
Net realized gain (loss) from security transactions	(2,203,987)	1,461,285	(1,459,830)	946,122
Distributions of realized gains by underlying
investment companies	2,995	7,386	8,518	1,687
Net change in unrealized appreciation (depreciation)
of investments	(768,581)	573,529	(1,091,428)	527,264
Net increase (decrease) in net assets resulting from operations	(2,894,990)	2,146,323	(2,618,266)	1,370,430

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,807)	(99,370)	-	(374)
From net realized gains	(1,272,937)	(204,553)	(644,459)	(286,908)
Net decrease in net assets from distributions to shareholders	(1,281,744)	(303,923)	(644,459)	(287,282)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,230,468	38,863,744	13,015,987	32,119,253
Net asset value of shares issued in reinvestment
of distributions	1,281,744	303,923	644,459	287,282
Redemption fee proceeds	-	374	-	164
Payments for shares redeemed	(16,360,857)	(8,548,987)	(15,178,717)	(6,802,382)
Net increase (decrease) in net assets from
shares of beneficial interest	(9,848,645)	30,619,054	(1,518,271)	25,604,317

TOTAL INCREASE (DECEASE) IN NET ASSETS	(14,025,379)	32,461,454	(4,780,996)	26,687,465

NET ASSETS
Beginning of Period	32,461,454	-	26,687,465	-
End of Period*	$ 18,436,075	$ 32,461,454	$ 21,906,469	$ 26,687,465
* Includes accumulated net investment income (loss) of:	$ 74,474	$ 8,698	$ (82,250)	$ (6,724)

SHARE ACTIVITY
Class A:
Shares Sold	523,033	3,692,127	1,318,689	3,065,690
Shares Reinvested	140,851	27,430	69,000	26,799
Shares Redeemed	(1,578,299)	(772,943)	(1,496,343)	(632,531)
Net increase (decrease) in shares of
beneficial interest outstanding	(914,415)	2,946,614	(108,654)	2,459,958

(a) The Funds commenced operations on August 23, 2010.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Market Neutral Fund			PSI Total Return Fund
	For the			For the
	Six Months Ended		For the	Six Months Ended	For the
	December 31, 2011		Period Ended	December 31, 2011	Period Ended
Class A Shares	(Unaudited)		June 30, 2011 (1)	(Unaudited)	June 30, 2011 (1)
Net asset value, beginning of period	$ 10.44		$ 10.00	$ 9.88	$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	(0.02)		(0.06)	0.02	0.14
Net realized and unrealized
gain (loss) on investments	(1.18)		0.62	(0.10)	(0.18)
Total from investment operations	(1.20)		0.56	(0.08)	(0.04)

Paid-in-Capital from redemption fees	-		0.01	-	0.00	(3)

Less distributions from:
Net investment income	-		-	(0.06)	(0.08)
Net realized gains	(0.12)		(0.13)	-	-
Total distributions	(0.12)		(0.13)	(0.06)	(0.08)

Net asset value, end of period	$ 9.12		$ 10.44	$ 9.74	$ 9.88

Total return (4,5)	(11.52)%		5.72%	(0.81)%	(0.37)%

Net assets, end of period (000's)	$ 40,796		$ 40,270	$ 35,437	$ 41,815

Ratio of gross expenses to average
net assets (6,7)	1.75%		2.25%	1.77%	1.86%
Ratio of net expenses to average
net assets (6,7)	1.87%	(8)	1.90%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets (6,7)	(0.49)%		(0.67)%	0.42%	1.69%

Portfolio Turnover Rate (5)	4863%		8039%	454%	198%

(1) The Funds commenced operations on August 23, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Represent the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Strategic Growth Fund			PSI Tactical Growth Fund
	For the			For the
	Six Months Ended	For the		Six Months Ended	For the
	December 31, 2011	Period Ended		December 31, 2011	Period Ended
Class A Shares	(Unaudited)	June 30, 2011 (1)		(Unaudited)	June 30, 2011 (1)
Net asset value, beginning of period	$ 11.02	$ 10.00		$ 10.85	$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	0.03	0.04		(0.03)	(0.06)
Net realized and unrealized
gain (loss) on investments	(1.29)	1.09		(1.22)	1.06
Total from investment operations	(1.26)	1.13		(1.25)	1.00

Paid-in-Capital from redemption fees	-	0.00	(3)	-	0.00	(3)

Less distributions from:
Net investment income	(0.01)	(0.04)		-	(0.00)	(3)
Net realized gains	(0.68)	(0.07)		(0.28)	(0.15)
Total distributions	(0.69)	(0.11)		(0.28)	(0.15)

Net asset value, end of period	$ 9.07	$ 11.02		$ 9.32	$ 10.85

Total return (4,5)	(11.51)%	11.29%		(11.49)%	10.05%

Net assets, end of period (000's)	$ 18,436	$ 32,461		$ 21,906	$ 26,687

Ratio of gross expenses to average
net assets (6,7)	2.04%	2.05%		1.99%	2.33%
Ratio of net expenses to average
net assets (6,7)	1.90%	1.90%		1.90%	1.90%
Ratio of net investment income (loss)
to average net assets (6,7)	0.69%	0.41%		(0.60)%	(0.61)%

Portfolio Turnover Rate (5)	258%	328%		780%	1,839%

(1) The Funds commenced operations on August 23, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (Unaudited)

1.

ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”) and the PSI Tactical Growth Fund (“TGF”), (collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified open-end management investment companies.  MNF seeks positive absolute returns with less volatility than the S&P 500 Index.  TRF seeks total return from income and capital appreciation.  SGF primarily seeks long-term capital appreciation and secondarily, capital preservation.  TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation.

The Funds currently offer Class A shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

December 31, 2011 for the Funds’ assets and liabilities measured at fair value:

                                                                PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 36,057,237	$ -	$ -	$ 36,057,237
Mutual Funds	1,924,255	-	-	1,924,255
Short-Term Investments	2,829,006	-	-	2,829,006
Total	$ 40,810,498	$ -	$ -	$ 40,810,498

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

                                                                PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,741,037	$ -	$ -	$ 17,741,037
Mutual Funds	6,652,684	-	-	6,652,684
Exchange Traded Notes	-	7,285,019	-	7,285,019
Short-Term Investments	2,081,790	-	-	2,081,790
Total	$ 26,475,511	$ 7,285,019	$ -	$ 33,760,530

                                                                PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,657,926	$ -	$ -	$ 12,657,926
Mutual Funds	1,213,478	-	-	1,213,478
Exchange Traded Notes	-	4,205,600	-	4,205,600
Short-Term Investments	77,593	-	-	77,593
Total	$ 13,948,997	$ 4,205,600	$ -	$ 18,154,597

                                                                PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,045,654	$ -	$ -	$ 13,045,654
Mutual Funds	3,551,382	-	-	3,551,382
Exchange Traded Notes	-	4,553,996	-	4,553,996
Short-Term Investments	207,439	-	-	207,439
Total	$ 16,804,475	$ 4,553,996	$ -	$ 21,358,471

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF

Generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

Exchange Traded Notes - The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and the state of Nebraska.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund

        Purchases

         Sales

PSI Market Neutral Fund

  $ 1,769,043,383

         $ 1,784,593,024

PSI Total Return Fund

       127,752,445

   135,848,437

PSI Strategic Growth Fund

         56,673,641

     69,520,919

PSI Tactical Growth Fund

       164,337,827

   167,818,500

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of MNF, SGF and TGF average daily net assets, and 0.90% of TRF average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until January 31, 2012 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the PSI Market Neutral Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund and 1.75% per annum for the PSI Total Return Fund.  During the six months ended December 31, 2011, the Advisor waived/reimbursed fees for the Funds as follows:

Portfolio	Waiver/Reimbursement
PSI Market Neutral Fund	$ -
PSI Total Return Fund	3,834
PSI Strategic Growth Fund	15,091
PSI Tactical Growth Fund	10,325

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire on June 30 of the following years:

Portfolio	June 30, 2014	June 30, 2015
PSI Market Neutral Fund	$ 43,569	$ -
PSI Total Return Fund	33,787	3,834
PSI Strategic Growth Fund	39,017	15,091
PSI Tactical Growth Fund	73,531	10,325

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.15% of the average daily net assets attributable to the Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Funds.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended December 31, 2011, MNF, TRF, SGF and TGF assessed no redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended June 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
PSI Market Neutral Fund	$ 298,193	$ -	$ 298,193
PSI Total Return Fund	289,861	-	289,861
PSI Strategic Growth Fund	303,923	-	303,923
PSI Tactical Growth Fund	287,282	-	287,282

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post	Capital	Unrealized	Total
	Ordinary	Long-Term	October	Loss Carry	Appreciation/	Accumulated
	Income	Capital Gains	Losses	Forward	(Depreciation)	Earnings/(Deficits)
PSI Market Neutral Fund	$ 516,492	$ -	$ -	$ -	$ 390,984	$ 907,476
PSI Total Return Fund	213,407	-	(633,277)	(10,565)	(69,514)	(499,949)
PSI Strategic Growth Fund	1,281,442	103	-	-	565,038	1,846,583
PSI Tactical Growth Fund	644,264	-	(692)	-	443,609	1,087,181

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains and grantor trust adjustments.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The PSI Total Return Fund and PSI Tactical Growth Fund incurred and elected to defer $633,277 and $692, respectively, of such capital losses.

At June 30, 2011, the PSI Total Return Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

June 30, 2019
PSI Total Return Fund	$ (10,565)

Permanent book and tax differences, primarily attributable to non-deductible expenses, net operating losses, partnership adjustments, and reclassification of ordinary income distributions, resulted in reclassification for the tax year ended June 30, 2011 for as follows:

		Accumulated	Accumulated Net Realized
	Paid in	Net	Gain (Loss) on from
	Capital	Investment Income	Security Transactions
PSI Market Neutral Fund	$ (4,166)	$ 131,056	$ (126,890)
PSI Total Return Fund	(4,267)	2,853	1,414
PSI Strategic Growth Fund	(4,183)	3,945	238
PSI Tactical Growth Fund	(4,033)	98,293	(94,260)

7.   UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The PSI Market Neutral Fund currently seeks to achieve their investment objectives by investing a portion of their assets in ProShares Short Russell2000 and SPDR Dow Jones Industrial Average ETF Trust (the “Portfolios”), both registered open-end funds incorporated in the USA. The Fund may redeem its investments from the Portfolios at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolios.  The annual report of the Portfolios, along with the reports of the independent registered public accounting firms are included in the Portfolios’ N-CSR filing dated August 9, 2011 and February 14, 2012, respectively, at ‘www.sec.gov’.  As of December 31, 2011, the percentage of the Fund’s net assets invested in the Portfolios was 31.13% and 34.34% for the ProShares Short Rusell2000 and the SPDR Dow Jones Industrial Average ETF Trust, respectively.

8.   NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011 (Unaudited)

9.   SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are  required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

EXPENSE EXAMPLES

December 31, 2011 (Unaudited)

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund or the PSI Tactical Growth Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the PSI Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 through December 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the PSI Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 – 12/31/11	Expense Ratio During Period** 7/1/11 – 12/31/11
PSI Market Neutral Fund	$1,000.00	$884.80	$8.86	1.87%
PSI Total Return Fund	$1,000.00	$991.90	$8.76	1.75%
PSI Strategic Growth Fund	$1,000.00	$884.90	$8.86	1.90%
PSI Tactical Growth Fund	$1,000.00	$885.10	$8.86	1.90%

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period* 7/1/11 – 12/31/11	Expense Ratio During Period** 7/1/11 – 12/31/11
PSI Market Neutral Fund	$1,000.00	$1,015.74	$9.48	1.87%
PSI Total Return Fund	$1,000.00	$1,016.34	$8.87	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,015.58	$9.47	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.58	$9.47	1.90%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**Annualized.

SUPPLEMENTAL INFORMATION

December 31, 2011 (Unaudited)

Approval of Advisory Agreement – PSI Funds

In connection with a regular meeting held on May 19, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Portfolio Strategies, Inc. (“PSI” or the “Adviser”) and the Trust, on behalf of PSI Market Neutral Fund (“PSI Neutral”),  PSI Total Return Fund (“PSI Total Return”), PSI Strategic Growth Fund (“PSI Strategic”) and PSI Tactical Growth Fund (“PSI Tactical”) (PSI Neutral, PSI Total Return, PSI Strategic and PSI Tactical are collectively referred to as the “PSI Funds” or the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser’s separately managed accounts and appropriate indices with respect to the PSI Funds; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered by the Board, which included the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Funds’ investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s performance of its separately managed accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the PSI Neutral, PSI Strategic and PSI Tactical, and a 0.90% annual advisory fee based on the average net assets of PSI Total Return.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that each Fund’s proposed advisory fee and expense ratio were acceptable in light of the quality of the services the Funds expect to receive from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of the Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/6/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/6/12